Short-term investments	6 Months Ended
Jun. 30, 2018
Short-term investments [Abstract]
Short-term investments
3.	Short-term investments

The short-term investments represent investments in REITs publicly traded on the Hong Kong Stock Exchange, money market instruments, publicly traded debt, equity securities, and an investment product, which are expected to be realized in cash during the next 12 months.

The Company accounts for the short-term investments in accordance with ASC subtopic 320-10, Investments-Debt and Equity Securities: Overall. The Company classified all its short-term investments as trading securities, which are bought and held principally for the purpose of selling them in the near term.

ASC 820 Fair Value Measurement establishes three levels of inputs that may be used to measure fair value:

Level 1 – Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2–Include observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

Level 3 – Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches for measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Company uses quoted prices in active markets for identical assets (consistent with the Level 1 definition in the fair value hierarchy) to measure the fair value of its investments on a recurring basis pursuant to ASC 820. The Company has measured the investment product at fair value on a recurring basis based on the discounted cash flow model using unobservable inputs (Level 3).

The following tables present the Company’s short-term investments measured and recorded at fair value on a recurring basis using the above input categories as of December 31, 2017 and June 30, 2018:

	December 31, 2017
	US$ (Audited)
	Quoted Price in Active Market for Identical Assets (Level 1)	Significant Other Observable Input (Level 2)	Significant Unobservable Input (Level 3)
Trading securities:
Debt securities	888,067	-	-
REITs	21,239,128	-	-
Money market instruments	26,577,133	-	-
Equity securities	9,035,230	-	-

Total	57,739,558	-	-

	June 30, 2018
	US$ (Unaudited)
	Quoted Price in Active Market for Identical Assets (Level 1)	Significant Other Observable Input (Level 2)	Significant Unobservable Input (Level 3)
Trading securities:
REITs	19,988,652	-	-
Equity securities	3,687,946	-	-
Investment product	-	-	75,567,512

Total	23,676,598	-	75,567,512

The following table presents a reconciliation of the assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the six months ended June 30, 2018:

US$ (Unaudited)
Balance as of December 31, 2017	-
Recognized during the year	75,567,512
Unrealized gain	-
Effect of foreign currency translation	-
Balance as of June 30, 2018 (unaudited)	75,567,512
The amount of total unrealized gain for the six months ended June 30, 2018 included in gain (unaudited)	-

The following summarizes the short-term investments measured at fair value at December 31, 2017 and June 30, 2018:

	December 31, 2017
	US$ (Audited)
	Aggregate fair value	Cost	Unrealized gain in profit
Trading securities:
Debt securities	888,067	784,946	103,121
REITs	21,239,128	20,044,583	1,194,545
Money market instrument	26,577,133	26,574,990	2,143
Equity securities	9,035,230	8,239,060	796,170

Total	57,739,558	55,643,579	2,095,979

	June 30, 2018
	US$ (Unaudited)
	Aggregate fair value	Cost	Unrealized loss in profit
Trading securities:
REITs	19,988,652	20,450,551	(461,899)
Equity securities	3,687,946	4,163,356	(475,410)
Investment product	75,567,512	75,567,512	-

Total	99,244,110	100,181,419	(937,309)

During the six months ended June 30, 2018, US$1,711,248 (June 30, 2017: US$2,844,695) net realized gain and US$937,309 (June 30, 2017: US$1,777,579 unrealized gain) unrealized loss for trading securities are included in earnings.